SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES:

                                -----------------

                            DWS Large Cap Value Fund


The following information replaces similar information about the portfolio management team in the "Portfolio management" section of the fund's prospectuses:

The following people handle the day-to-day management of the fund:

Thomas Schuessler, PhD                                            Volker Dosch
Managing Director of Deutsche Asset Management and                Managing Director of Deutsche Asset Management and Portfolio
Lead Portfolio Manager of the fund.                               Manager of the fund.
 o Joined Deutsche Asset Management in 2001 after 5 years at       o Joined Deutsche Asset Management in 1989 and the fund
   Deutsche Bank where he managed various products and worked        in 2009.
   in the office of the Chairman of the Management Board.          o Fund Manager of US and global equity funds; Head of US
 o US and Global Fund Management: Frankfurt.                         Equities; Deputy Head of Fund Management International
 o Joined the fund in 2007.                                          Equities; Head of Sector-Funds: Frankfurt.
 o PhD, University of Heidelberg, studies in physics and           o Master's degree in Economics ("Diplom-Volkswirt") from
   economics at University of Heidelberg and University of           the University of Frankfurt, Germany.
   Utah.

Oliver Pfeil, PhD
Vice President of Deutsche Asset Management and Portfolio
Manager of the fund.
 o Joined Deutsche Asset Management in 2006 after 3 years as
   Executive Assistant to the Management Board of Deutsche
   Bank. Previously, Research Fellow at the Swiss Institute of
   Banking and Finance at the University of St. Gallen
   (2000-2002); Visiting Scholar in Capital Markets Research at MIT Sloan School of Management (2002-2003). Also, serves as part-time Lecturer in Finance at the University of St.
   Gallen in Switzerland.
 o Joined the fund in 2009.
 o Portfolio manager for US and global value equity: Frankfurt.
 o PhD in finance and accounting and Master's degree in Business Administration from the University of St. Gallen;
   CEMS Master in International Management from the University of St. Gallen & ESADE, Barcelona; completed bank training program ("Bankkaufmann") at Sal. Oppenheim jr. & Cie. KGaA,
   Cologne.








               Please Retain This Supplement for Future Reference



                                                          [DWS INVESTMENTS LOGO]
                                                           Deutsche Bank Group

October 2, 2009
DVF1-3606